Annual Total Returns - Fidelity Advisor Freedom® 2040 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2040 Fund - Class A	Jul. 15, 2022
Bar Chart Table:
Annual Return 2012	14.08%
Annual Return 2013	20.27%
Annual Return 2014	5.19%
Annual Return 2015	(1.00%)
Annual Return 2016	8.15%
Annual Return 2017	21.34%
Annual Return 2018	(8.51%)
Annual Return 2019	26.39%
Annual Return 2020	17.08%
Annual Return 2021	15.69%